United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated International Dividend Strategy Portfolio
Portfolio of Investments
July 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.7%
		Australia—18.7%
15,189		Australia & New Zealand Banking Group, Melbourne	$362,362
12,295		National Australia Bank Ltd., Melbourne	311,737
192,485		Telstra Corp. Ltd.	912,166
11,563		Westpac Banking Corp. Ltd., Sydney	294,511
		TOTAL	1,880,776
		Canada—21.7%
12,831		Rogers Communications, Inc., Class B	449,921
42,745		Shaw Communications, Inc., Class B	906,965
12,181		TELUS Corp.	415,859
10,525		TransCanada Corp.	409,058
		TOTAL	2,181,803
		Germany—3.5%
1,928		Muenchener Rueckversicherungs-Gesellschaft AG	354,734
		Mexico—7.5%
206,521		Kimberly-Clark de Mexico	479,500
112,500		Wal-Mart de Mexico SAB de C.V.	272,723
		TOTAL	752,223
		Norway—4.4%
20,107		Telenor ASA	441,090
		Singapore—8.3%
279,954		Singapore Telecom Ltd.	834,633
		Sweden—10.2%
22,576		Svenska Handelsbanken AB, Class A	344,837
16,166		Swedbank AB, Class A	378,152
49,013		TeliaSonera AB	298,179
		TOTAL	1,021,168
		Switzerland—4.1%
698		Swisscom AG	405,705
		United Kingdom—20.3%
20,809		Diageo PLC	583,744
15,927		Pearson PLC	298,693
48,959		SSE PLC	1,158,258
		TOTAL	2,040,695
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,447,490)	9,912,827
		INVESTMENT COMPANY—1.4%
142,122	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[2] (AT NET ASSET VALUE)	142,122
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $10,589,612)[3]	10,054,949
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(14,775)
		TOTAL NET ASSETS—100%	$10,040,174

At July 31, 2015, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Counterparty	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
8/4/2015	BNY Mellon	774,228 MXN	$48,370	$(318)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $208 and $23, respectively. This is based on the contracts held as of each month-end since the date of initial investment (February 9, 2015) through the fiscal period ended July 31, 2015.
Unrealized Depreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities—Net”.
1	Affiliated holding.
2	7-day net yield.
3	At July 31, 2015, the cost of investments for federal tax purposes was $10,589,612. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $534,663. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $581,700.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$2,934,026	$6,978,801	$—	$9,912,827
Investment Company	142,122	—	—	142,122
TOTAL SECURITIES	$3,076,148	$6,978,801	$—	$10,054,949
OTHER FINANCIAL INSTRUMENTS[1]	$(318)	$—	$—	$(318)
1	Other financial instruments include foreign exchange contract.
The following acronym is used throughout this portfolio:
MXN	—Mexican Peso
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015